SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
December 31, 2022 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	813,290	$66,950,033
ACI Worldwide, Inc.*	1,004,569	23,105,087
Acuity Brands, Inc.	287,477	47,609,066
Adient PLC*	847,591	29,402,932
AECOM	1,248,403	106,026,867
Affiliated Managers Group, Inc.	336,743	53,350,193
AGCO Corp.	553,499	76,764,776
Alcoa Corp.	1,581,731	71,921,309
Allegro MicroSystems, Inc.*	581,471	17,455,759
ALLETE, Inc.	511,000	32,964,610
Amedisys, Inc.*	290,463	24,265,279
American Financial Group, Inc.	624,139	85,681,802
Amkor Technology, Inc.	897,885	21,531,282
Annaly Capital Management, Inc.	4,182,494	88,166,974
Antero Midstream Corp.	2,994,201	32,307,429
Antero Resources Corp.*	2,468,423	76,496,429
Apartment Income REIT Corp.	1,340,283	45,985,110
AptarGroup, Inc.	583,607	64,185,098
Arrow Electronics, Inc.*	549,852	57,498,024
Arrowhead Pharmaceuticals, Inc.*	946,239	38,379,454
ASGN, Inc.*	446,082	36,346,761
Ashland, Inc.	445,259	47,878,700
Aspen Technology, Inc.*	259,630	53,328,002
Associated Banc-Corp.	1,344,136	31,036,100
AutoNation, Inc.*	305,776	32,809,765
Avient Corp.	764,212	25,799,797
Avis Budget Group, Inc.*	222,415	36,460,491
Avnet, Inc.	818,117	34,017,305
Axon Enterprise, Inc.*	604,374	100,283,778
Azenta, Inc.*	670,642	39,044,777
Bank of Hawaii Corp.	357,697	27,742,979
Bank OZK	989,568	39,642,094
Belden, Inc.	382,665	27,513,614
BellRing Brands, Inc.*	1,210,803	31,044,989
BJ's Wholesale Club Holdings, Inc.*	1,207,451	79,884,958
Black Hills Corp.	581,766	40,921,420
Blackbaud, Inc.*	398,711	23,468,129
Boston Beer Co., Inc., Class A*	84,264	27,766,673
Boyd Gaming Corp.	709,127	38,668,695
Brighthouse Financial, Inc.*	617,989	31,684,296
Brink's Co.	415,240	22,302,540
Brixmor Property Group, Inc.	2,681,076	60,779,993
Bruker Corp.	894,094	61,111,325
Brunswick Corp.	648,177	46,720,598
Builders FirstSource, Inc.*	1,315,682	85,361,448
Cable One, Inc.	43,097	30,679,030
Cabot Corp.	502,839	33,609,759
CACI International, Inc., Class A*	210,052	63,139,531
Cadence Bank	1,630,970	40,219,720
Calix, Inc.*	508,962	34,828,270
Capri Holdings Ltd.*	1,151,347	65,995,210
Carlisle Cos., Inc.	462,316	108,944,765
Carter's, Inc.	341,150	25,453,202
Casey's General Stores, Inc.	333,042	74,717,973
Cathay General Bancorp	665,225	27,134,528
Celsius Holdings, Inc.*	361,147	37,573,734
ChampionX Corp.	1,782,181	51,665,427
Chart Industries, Inc.*	373,654	43,056,150
Chemed Corp.	132,931	67,851,970
Chemours Co.	1,349,133	41,310,452
Choice Hotels International, Inc.	247,759	27,907,574
Churchill Downs, Inc.	294,244	62,212,009
Ciena Corp.*	1,324,317	67,513,681

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2022 (unaudited)

Common Stock	Shares	Value
Cirrus Logic, Inc.*	492,219	$36,660,471
Clean Harbors, Inc.*	449,559	51,303,673
Cleveland-Cliffs, Inc.*	4,606,549	74,211,504
CNO Financial Group, Inc.	1,022,707	23,368,855
CNX Resources Corp.*	1,613,377	27,169,269
Coca-Cola Consolidated, Inc.	41,149	21,083,102
Cognex Corp.	1,545,910	72,827,820
Coherent Corp.*	1,239,821	43,517,717
Columbia Sportswear Co.	316,503	27,719,333
Commerce Bancshares, Inc.	1,019,480	69,396,004
Commercial Metals Co.	1,048,989	50,666,169
CommVault Systems, Inc.*	398,094	25,016,227
Concentrix Corp.	378,758	50,435,415
Corporate Office Properties Trust	1,005,007	26,069,882
Coty, Inc., Class A*	3,267,830	27,972,625
Cousins Properties, Inc.	1,353,746	34,236,236
Cracker Barrel Old Country Store, Inc.	198,171	18,774,721
Crane Holdings Co.	426,611	42,853,075
Crocs, Inc.*	551,970	59,850,107
CubeSmart	2,007,591	80,805,538
Cullen/Frost Bankers, Inc.	574,802	76,851,027
Curtiss-Wright Corp.	342,455	57,186,560
Dana, Inc.	1,140,539	17,256,355
Darling Ingredients, Inc.*	1,432,745	89,675,510
Deckers Outdoor Corp.*	236,602	94,442,054
Dick's Sporting Goods, Inc.	497,064	59,791,829
Donaldson Co., Inc.	1,094,742	64,447,462
Douglas Emmett, Inc.	1,571,468	24,640,618
DT Midstream, Inc.	864,907	47,794,761
Dycom Industries, Inc.*	263,340	24,648,624
Dynatrace, Inc.*	1,801,285	68,989,216
Eagle Materials, Inc.	329,376	43,757,602
East West Bancorp, Inc.	1,259,998	83,033,868
EastGroup Properties, Inc.	389,530	57,673,812
EMCOR Group, Inc.	426,013	63,096,785
Encompass Health Corp.	892,056	53,353,869
Energizer Holdings, Inc.	592,395	19,874,852
EnerSys	365,000	26,951,600
Enovis Corp.*	425,968	22,797,807
Envestnet, Inc.*	494,588	30,516,080
Envista Holdings Corp.*	1,457,543	49,075,473
EPR Properties	670,651	25,296,956
Equitrans Midstream Corp.	3,868,852	25,921,308
Esab Corp.	461,869	21,670,893
Essent Group Ltd	962,848	37,435,530
Essential Utilities, Inc.	2,133,728	101,842,837
Euronet Worldwide, Inc.*	421,176	39,750,591
Evercore, Inc., Class A	319,418	34,842,115
Exelixis, Inc.*	2,883,538	46,251,950
ExlService Holdings, Inc.*	295,585	50,080,967
Fair Isaac Corp.*	223,273	133,646,752
Federated Hermes, Inc.	755,720	27,440,193
First American Financial Corp.	925,615	48,446,689
First Financial Bankshares, Inc.	1,160,385	39,917,244
First Horizon Corp.	4,797,032	117,527,284
First Industrial Realty Trust, Inc.	1,181,223	57,005,822
FirstCash Holdings, Inc.	335,393	29,149,006
Five Below, Inc.*	496,206	87,763,955
Flowers Foods, Inc.	1,717,558	49,362,617
Flowserve Corp.	1,168,359	35,845,254
Fluor Corp.*	1,270,198	44,025,063
FNB Corp.	3,135,838	40,922,686
Foot Locker, Inc.	708,966	26,791,825

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2022 (unaudited)

Common Stock	Shares	Value
Fortune Brands Innovations, Inc.	1,146,430	$65,472,617
Fox Factory Holding Corp.*	377,846	34,470,891
Frontier Communications Parent, Inc.*	1,993,100	50,784,188
FTI Consulting, Inc.*	307,725	48,866,730
Fulton Financial Corp.	1,497,315	25,199,811
GameStop Corp., Class A*	2,259,551	41,711,311
Gap, Inc.	1,885,737	21,271,113
GATX Corp.	314,671	33,462,114
Genpact Ltd.	1,507,175	69,812,346
Gentex Corp.	2,097,049	57,186,526
Glacier Bancorp, Inc.	990,203	48,935,832
Globus Medical, Inc., Class A*	692,026	51,396,771
Goodyear Tire & Rubber Co.*	2,528,640	25,665,696
Graco, Inc.	1,506,567	101,331,696
Graham Holdings Co., Class B	34,310	20,730,445
Grand Canyon Education, Inc.*	274,184	28,970,281
Greif, Inc., Class A	228,905	15,350,369
Grocery Outlet Holding Corp.*	791,361	23,099,828
GXO Logistics, Inc.*	1,060,575	45,275,947
H&R Block, Inc.	1,389,808	50,741,890
Haemonetics Corp.*	452,411	35,582,125
Halozyme Therapeutics, Inc.*	1,208,738	68,777,192
Hancock Whitney Corp.	766,054	37,069,353
Hanesbrands, Inc.	3,119,434	19,839,600
Hanover Insurance Group, Inc.	317,907	42,958,773
Harley-Davidson, Inc.	1,189,197	49,470,595
Hawaiian Electric Industries, Inc.	978,609	40,954,787
Healthcare Realty Trust, Inc.	3,402,128	65,559,007
HealthEquity, Inc.*	755,666	46,579,252
Helen of Troy Ltd.*	214,459	23,785,648
Hexcel Corp.	752,448	44,281,565
HF Sinclair Corp.	1,202,275	62,386,050
Highwoods Properties, Inc.	940,419	26,312,924
Home BancShares, Inc.	1,695,763	38,646,439
Hubbell, Inc.	480,106	112,671,276
IAA, Inc.*	1,195,794	47,831,760
ICU Medical, Inc.*	180,086	28,359,943
IDACORP, Inc.	452,000	48,748,200
Inari Medical, Inc.*	431,671	27,437,009
Independence Realty Trust, Inc.	2,001,030	33,737,366
Ingevity Corp.*	314,045	22,121,330
Ingredion, Inc.	586,030	57,389,918
Insperity, Inc.	318,765	36,211,704
Integra LifeSciences Holdings Corp.*	649,554	36,420,493
Interactive Brokers Group, Inc., Class A	919,626	66,534,941
International Bancshares Corp.	471,979	21,597,759
IPG Photonics Corp.*	287,414	27,209,483
Iridium Communications, Inc.*	1,123,187	57,731,812
ITT, Inc.	739,298	59,957,068
Jabil, Inc.	1,203,607	82,085,997
Janus Henderson Group PLC	1,184,718	27,864,567
Jazz Pharmaceuticals PLC*	562,885	89,673,209
JBG SMITH Properties	884,976	16,796,844
Jefferies Financial Group, Inc.	1,637,647	56,138,539
JetBlue Airways Corp.*	2,895,312	18,761,622
John Wiley & Sons, Inc., Class A	383,854	15,377,191
Jones Lang LaSalle, Inc.*	424,296	67,620,054
KB Home	742,516	23,649,135
KBR, Inc.	1,226,465	64,757,352
Kemper Corp.	571,101	28,098,169
Kennametal, Inc.	720,310	17,330,659
Kilroy Realty Corp.	940,338	36,362,870
Kinsale Capital Group, Inc.	192,647	50,381,043

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2022 (unaudited)

Common Stock	Shares	Value
Kirby Corp.*	535,441	$34,455,628
Kite Realty Group Trust	1,958,638	41,229,330
Knight-Swift Transportation Holdings, Inc.	1,436,544	75,289,271
Kohl's Corp.	1,042,687	26,327,847
Kyndryl Holdings, Inc.*	1,824,653	20,290,141
Lamar Advertising Co., Class A	780,089	73,640,402
Lancaster Colony Corp.	177,342	34,989,577
Landstar System, Inc.	321,152	52,315,661
Lantheus Holdings, Inc.*	615,325	31,356,962
Lattice Semiconductor Corp.*	1,225,241	79,493,636
Lear Corp.	528,379	65,529,564
Leggett & Platt, Inc.	1,185,174	38,198,158
Lennox International, Inc.	288,290	68,967,617
LHC Group, Inc.*	277,375	44,848,764
Life Storage, Inc.	759,841	74,844,339
Light & Wonder, Inc.*	837,400	49,071,640
Lincoln Electric Holdings, Inc.	516,150	74,578,514
Lithia Motors, Inc.	244,388	50,035,999
Littelfuse, Inc.	221,307	48,731,801
LivaNova PLC*	478,470	26,574,224
Louisiana-Pacific Corp.	640,918	37,942,346
Lumentum Holdings, Inc.*	609,675	31,806,745
Macerich Co.	1,920,073	21,620,022
MACOM Technology Solutions Holdings, Inc.*	456,791	28,768,697
Macy's, Inc.	2,422,528	50,025,203
Manhattan Associates, Inc.*	557,799	67,716,799
ManpowerGroup, Inc.	451,955	37,607,176
Marriott Vacations Worldwide Corp.	342,562	46,105,420
Masimo Corp.*	432,315	63,961,004
MasTec, Inc.*	527,092	44,976,760
Matador Resources Co.	1,003,496	57,440,111
Mattel, Inc.*	3,168,181	56,520,349
Maximus, Inc.	541,296	39,693,236
MDU Resources Group, Inc.	1,817,859	55,153,842
Medical Properties Trust, Inc.	5,345,829	59,552,535
Medpace Holdings, Inc.*	225,195	47,833,670
Mercury Systems, Inc.*	518,331	23,190,129
MGIC Investment Corp.	2,655,259	34,518,367
Middleby Corp.*	481,697	64,499,228
MKS Instruments, Inc.	511,304	43,322,788
MP Materials Corp.*	825,314	20,038,624
MSA Safety, Inc.	329,385	47,494,023
MSC Industrial Direct Co., Inc., Class A	422,124	34,487,531
Murphy Oil Corp.	1,306,313	56,184,522
Murphy USA, Inc.	185,817	51,943,284
National Fuel Gas Co.	817,769	51,764,778
National Instruments Corp.	1,167,223	43,070,529
National Retail Properties, Inc.	1,597,786	73,114,687
National Storage Affiliates Trust	755,425	27,285,951
Navient Corp.	945,613	15,555,334
NCR Corp.*	1,228,289	28,754,245
Neogen Corp.*	1,931,900	29,422,837
Neurocrine Biosciences, Inc.*	859,391	102,645,661
New Jersey Resources Corp.	860,231	42,684,662
New York Community Bancorp, Inc.	6,081,453	52,300,496
New York Times Co., Class A	1,471,775	47,773,817
NewMarket Corp.	60,887	18,942,555
Nexstar Media Group, Inc.	337,091	59,001,038
Nordstrom, Inc.	995,790	16,072,051
NorthWestern Corp.	516,516	30,650,059
NOV, Inc.	3,511,486	73,354,943
Novanta, Inc.*	319,051	43,349,459
nVent Electric PLC	1,489,207	57,289,793

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2022 (unaudited)

Common Stock	Shares	Value
OGE Energy Corp.	1,789,717	$70,783,307
Old National Bancorp	2,618,294	47,076,926
Old Republic International Corp.	2,529,909	61,097,302
Olin Corp.	1,138,662	60,280,766
Ollie's Bargain Outlet Holdings, Inc.*	520,360	24,373,662
Omega Healthcare Investors, Inc.	2,093,482	58,512,822
Omnicell, Inc.*	399,149	20,125,093
ONE Gas, Inc.	483,994	36,648,026
Option Care Health, Inc.*	1,382,192	41,590,157
Ormat Technologies, Inc.	435,909	37,697,410
Oshkosh Corp.	584,591	51,555,080
Owens Corning	835,451	71,263,970
PacWest Bancorp	1,053,146	24,169,701
Papa John's International, Inc.	287,387	23,654,824
Park Hotels & Resorts, Inc.	2,009,987	23,697,747
Patterson Cos., Inc.	774,412	21,706,768
Paylocity Holding Corp.*	368,299	71,545,764
PBF Energy, Inc., Class A	1,021,742	41,666,639
PDC Energy, Inc.	823,731	52,290,444
Pebblebrook Hotel Trust	1,175,296	15,737,213
Penn Entertainment, Inc.*	1,386,679	41,184,366
Penumbra, Inc.*	339,514	75,528,284
Performance Food Group Co.*	1,391,641	81,257,918
Perrigo Co. PLC	1,203,616	41,031,269
Physicians Realty Trust	2,040,542	29,526,643
Pilgrim's Pride Corp.*	401,643	9,530,988
Pinnacle Financial Partners, Inc.	683,470	50,166,698
PNM Resources, Inc.	767,323	37,437,689
Polaris, Inc.	487,034	49,190,434
Portland General Electric Co.	798,057	39,104,793
Post Holdings, Inc.*	486,131	43,878,184
PotlatchDeltic Corp.	722,107	31,765,487
Power Integrations, Inc.	511,322	36,672,014
Primerica, Inc.	329,850	46,779,327
Progyny, Inc.*	672,564	20,950,369
Prosperity Bancshares, Inc.	816,258	59,325,631
PVH Corp.	583,044	41,157,076
Qualys, Inc.*	309,030	34,682,437
QuidelOrtho Corp.*	478,228	40,969,793
R1 RCM, Inc.*	1,228,727	13,454,561
Range Resources Corp.	2,160,108	54,045,902
Rayonier, Inc.	1,308,959	43,143,289
Regal Rexnord Corp.	591,358	70,951,133
Reinsurance Group of America, Inc.	597,481	84,896,075
Reliance Steel & Aluminum Co.	524,669	106,213,992
RenaissanceRe Holdings Ltd.	390,675	71,974,055
Repligen Corp.*	461,610	78,155,189
Rexford Industrial Realty, Inc.	1,640,338	89,628,068
RH*	171,800	45,903,242
RLI Corp.	361,031	47,392,539
Royal Gold, Inc.	586,825	66,146,914
RPM International, Inc.	1,154,082	112,465,291
RXO, Inc.*	1,029,063	17,699,884
Ryder System, Inc.	449,219	37,541,232
Sabra Health Care REIT, Inc.	2,064,822	25,665,737
Saia, Inc.*	236,557	49,601,272
Science Applications International Corp.	492,817	54,668,190
Scotts Miracle-Gro Co.	361,568	17,568,589
SEI Investments Co.	916,023	53,404,141
Selective Insurance Group, Inc.	538,829	47,745,638
Sensient Technologies Corp.	375,799	27,403,263
Service Corp. International	1,374,951	95,064,112
Shockwave Medical, Inc.*	323,092	66,430,946

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2022 (unaudited)

Common Stock	Shares	Value
Silgan Holdings, Inc.	747,880	$38,770,099
Silicon Laboratories, Inc.*	297,534	40,366,438
Simpson Manufacturing Co., Inc.	380,805	33,762,171
SiTime Corp.*	143,738	14,606,656
Skechers U.S.A., Inc., Class A*	1,199,790	50,331,191
SL Green Realty Corp.	574,954	19,387,449
SLM Corp.	2,236,639	37,128,207
Sonoco Products Co.	871,710	52,921,514
Sotera Health Co.*	882,687	7,352,783
Southwest Gas Holdings, Inc.	551,595	34,132,699
Southwestern Energy Co.*	9,865,459	57,712,935
Spire, Inc.	469,262	32,313,381
Spirit Realty Capital, Inc.	1,248,492	49,852,286
Sprouts Farmers Market, Inc.*	946,265	30,630,598
STAAR Surgical Co.*	430,938	20,917,731
Stericycle, Inc.*	824,080	41,113,351
Stifel Financial Corp.	950,100	55,457,337
STORE Capital Corp.	2,375,452	76,156,991
SunPower Corp.*	762,987	13,756,656
Sunrun, Inc.*	1,905,046	45,759,205
Super Micro Computer, Inc.*	411,602	33,792,524
Synaptics, Inc.*	356,427	33,917,593
Syneos Health, Inc.*	919,912	33,742,372
Synovus Financial Corp.	1,300,324	48,827,166
Tandem Diabetes Care, Inc.*	574,802	25,837,350
Taylor Morrison Home Corp.*	968,569	29,396,069
TD SYNNEX Corp.	375,835	35,595,333
TEGNA, Inc.	1,994,504	42,263,540
Tempur Sealy International, Inc.	1,528,514	52,473,886
Tenet Healthcare Corp.*	966,567	47,158,804
Teradata Corp.*	910,042	30,632,014
Terex Corp.	603,417	25,777,974
Tetra Tech, Inc.	473,624	68,765,469
Texas Capital Bancshares, Inc.*	446,073	26,902,663
Texas Roadhouse, Inc.	598,188	54,405,199
Thor Industries, Inc.	479,891	36,226,972
Timken Co.	591,769	41,820,315
Toll Brothers, Inc.	942,198	47,034,524
TopBuild Corp.*	285,814	44,727,033
Topgolf Callaway Brands Corp.*	1,239,338	24,476,926
Toro Co.	931,524	105,448,517
Travel + Leisure Co.	726,613	26,448,713
Trex Co., Inc.*	981,004	41,525,899
TripAdvisor, Inc.*	936,727	16,842,351
UGI Corp.	1,871,764	69,386,291
UMB Financial Corp.	388,699	32,464,140
Umpqua Holdings Corp.	1,940,348	34,635,212
Under Armour, Inc., Class A*	1,686,788	17,137,766
Under Armour, Inc., Class C*	1,761,299	15,710,787
United Bankshares, Inc.	1,203,786	48,741,295
United States Steel Corp.	2,094,251	52,460,988
United Therapeutics Corp.*	407,436	113,303,877
Univar Solutions, Inc.*	1,458,634	46,384,561
Universal Display Corp.	388,493	41,972,784
Unum Group	1,671,734	68,591,246
Valley National Bancorp	3,757,063	42,492,383
Valmont Industries, Inc.	190,707	63,061,084
Valvoline, Inc.	1,582,473	51,667,743
Viasat, Inc.*	675,711	21,386,253
Vicor Corp.*	199,262	10,710,333
Victoria's Secret & Co.*	726,300	25,987,014
Vishay Intertechnology, Inc.	1,158,275	24,983,992
Visteon Corp.*	251,585	32,914,866

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2022 (unaudited)

Common Stock	Shares	Value
Vontier Corp.	1,412,381	$27,301,325
Voya Financial, Inc.	868,679	53,415,072
Washington Federal, Inc.	584,018	19,593,804
Watsco, Inc.	297,355	74,160,337
Watts Water Technologies, Inc., Class A	243,915	35,667,690
Webster Financial Corp.	1,555,556	73,640,021
Wendy's Co.	1,523,490	34,476,579
Werner Enterprises, Inc.	525,447	21,154,496
Western Union Co.	3,452,181	47,536,532
Westlake Corp.	307,832	31,565,093
WEX, Inc.*	389,700	63,774,405
Williams-Sonoma, Inc.	596,364	68,534,151
Wingstop, Inc.	267,434	36,804,267
Wintrust Financial Corp.	543,210	45,912,109
Wolfspeed, Inc.*	1,110,404	76,662,292
Woodward, Inc.	537,837	51,960,433
World Wrestling Entertainment, Inc., Class A	387,081	26,522,790
Worthington Industries, Inc.	271,082	13,475,486
Wyndham Hotels & Resorts, Inc.	789,574	56,304,522
Xerox Holdings Corp.	1,001,529	14,622,323
XPO, Inc.*	1,029,501	34,272,088
YETI Holdings, Inc.*	771,015	31,850,630
Ziff Davis, Inc.*	421,874	33,370,233
Total Investments (Cost $21,547,355,121)		$18,349,026,627

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2022 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,513,790,948	8.24%
Banks	1,299,226,675	7.07%
Retail	1,015,697,308	5.53%
Insurance	864,464,779	4.70%
Healthcare - Products	829,414,097	4.51%
Commercial Services	730,010,210	3.97%
Machinery - Diversified	622,762,909	3.39%
Electronics	580,702,055	3.16%
Software	506,853,720	2.76%
Building Materials	503,207,512	2.74%
Computers	491,477,713	2.67%
Oil & Gas	485,392,300	2.64%
Diversified Financial Services	475,252,101	2.59%
Chemicals	473,044,750	2.57%
Semiconductors	456,667,110	2.49%
Apparel	417,636,326	2.27%
Healthcare - Services	393,357,544	2.14%
Electric	379,262,276	2.06%
Miscellaneous Manufacturing	333,633,073	1.82%
Food	330,139,627	1.80%
Engineering & Construction	327,501,132	1.78%
Transportation	322,329,532	1.75%
Pharmaceuticals	305,985,286	1.67%
Iron / Steel	283,552,653	1.54%
Gas	266,929,837	1.45%
Biotechnology	266,712,473	1.45%
Auto Parts & Equipment	262,426,829	1.43%
Electrical Components & Equipment	256,003,176	1.39%
Telecommunications	232,244,203	1.26%
Hand / Machine Tools	210,354,328	1.15%
Media	206,240,215	1.12%
Leisure Time	201,709,183	1.10%
Entertainment	198,573,435	1.08%
Packaging & Containers	171,227,080	0.93%
Distribution / Wholesale	168,376,658	0.92%
Environmental Control	161,182,493	0.88%
Mining	158,106,846	0.86%
Lodging	149,329,504	0.81%
Home Builders	136,306,699	0.74%
Oil & Gas Services	125,020,370	0.68%
Aerospace / Defense	124,658,254	0.68%
Metal Fabricate / Hardware	118,356,885	0.64%
Pipelines	106,023,498	0.58%
Water	101,842,837	0.56%
Home Furnishings	90,672,044	0.49%
Agriculture	89,675,510	0.49%
Beverages	86,423,509	0.47%
Machinery - Construction & Mining	77,333,055	0.42%
Savings & Loans	71,894,300	0.39%
Real Estate	67,620,054	0.37%
Energy - Alternate Sources	59,515,861	0.32%
Toys / Games / Hobbies	56,520,349	0.31%
Internet	50,212,585	0.27%
Trucking & Leasing	33,462,114	0.18%
Cosmetics / Personal Care	27,972,625	0.15%
Household Products / Wares	23,785,648	0.13%
Airlines	18,761,622	0.10%
Housewares	17,568,589	0.10%
Office / Business Equipment	14,622,323	0.08%
Total Investments	18,349,026,627	99.84%
Other Assets in Excess of Liabilities	30,097,988	0.16%
Net Assets	$18,379,124,615	100.00%